Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 23,354	$ 58,590
Restricted cash	7,048	2,865
Accounts receivable, net	11,291	14,436
Amounts due from related parties	19,108	28,562
Prepaid expenses and other current assets	10,463	1,895
Notes receivable	4,726	4,764
Total current assets	75,990	111,112
Vessels, net	1,062,258	1,043,250
Other long-term assets	8,165	5,632
Deferred dry dock and special survey costs, net	26,469	10,820
Investment in affiliates	25,725	66,296
Loans receivable from affiliates	16,192	27,657
Intangible assets	3,166	4,332
Amounts due from related parties	13,757	28,880
Notes receivable, net of current portion	7,554	11,629
Note receivable from affiliates	0	4,525
Operating lease assets	14,241	0
Total non-current assets	1,177,527	1,203,021
Total assets	1,253,517	1,314,133
Current liabilities
Accounts payable	8,473	4,839
Accrued expenses	5,987	5,434
Deferred revenue	4,497	15,256
Operating lease liabilities, current portion	1,047	0
Current portion of financial liabilities, net	5,814	1,699
Current portion of long-term debt, net	53,966	25,105
Total current liabilities	79,784	52,333
Operating lease liabilities, net	13,154	0
Long-term financial liabilities, net	82,794	22,121
Long-term debt, net	346,454	458,560
Deferred revenue	3,312	4,366
Total non-current liabilities	445,714	485,047
Total liabilities	525,498	537,380
Commitments and contingencies
Partners' capital:
Common Unitholders (10,987,679 and 11,270,283 units issued and outstanding at December 31, 2019 and December 31, 2018, respectively)	723,720	800,374
General Partner (230,524 and 230,006 units issued and outstanding at December 31, 2019 and December 31, 2018, respectively)	4,299	5,802
Notes receivable	0	(29,423)
Total partners' capital	728,019	776,753
Total liabilities and partners' capital	$ 1,253,517	$ 1,314,133